Intangible Assets, Net (Details Narrative) - JPY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses on intangible assets	¥ 111	¥ 119